Deferred Charges (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Dry-docking and special survey costs	$ 1,481	$ 4,168
Amortization	3,648	7,313	3,657
[DryDockingMember]
Dry-docking and special survey costs	1,481	3,996	8,296
Amortization	3,648	5,401	3,657
Write off of drydocking costs	1,095
[FinancingCostsMember]
Dry-docking and special survey costs	0	172
Write off of financing costs	89
[VesselAfricanZebraMember]
Write off of drydocking costs		1,177
[VesselBetCommanderMember]
Write off of drydocking costs		$ 735